Document and Entity Information	12 Months Ended
Jun. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan 31, 2012
Registrant Name	Columbia Funds Series Trust II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	May 29, 2012
Document Effective Date	Jun 1, 2012
Prospectus Date	Jun 1, 2012

Class A, B, C, R and R4 | Columbia Income Builder Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Income Builder Fund (the Fund) seeks to provide shareholders with a high level of current income and growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, R and R4 Columbia Income Builder Fund	Class A	Class B	Class C	Class R	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C, R and R4 Columbia Income Builder Fund	Class A	Class B	Class C	Class R	Class R4
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	none
Other expenses	0.16%	0.16%	0.16%	0.16%	0.35%
Acquired fund fees and expenses (underlying funds)	0.68%	0.68%	0.68%	0.68%	0.68%
Total annual fund operating expenses	1.09%	1.84%	1.84%	1.34%	1.03%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, B, C, R and R4 Columbia Income Builder Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	(whether or not shares are redeemed)	581	805	1,048	1,745
Class B	(if shares are redeemed)	687	879	1,196	1,966
Class C	(if shares are redeemed)	287	579	996	2,164
Class R	(whether or not shares are redeemed)	136	425	735	1,618
Class R4	(whether or not shares are redeemed)	105	328	570	1,264

Expense Example, No Redemption - Class A, B, C, R and R4 Columbia Income Builder Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	(if shares are not redeemed)	187	579	996	1,966
Class C	(if shares are not redeemed)	187	579	996	2,164

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing different asset classes, potentially including an allocation to alternative investment strategies. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
(Target Allocation Range – Under Normal Market Conditions)*

Alternative
Equity	Fixed Income	Cash	Investment Strategy
0-35%	55-100%	0-15%	0-20%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees.

The Investment Manager, Columbia Management Investment Advisers, LLC, will allocate the Fund’s assets within and across different asset classes through investments in underlying funds, potentially including an allocation to an alternative investment strategy fund, in an effort to achieve the Fund’s objective. Typically, asset allocation changes will be made monthly to refine the Fund’s positioning, but may be made more or less frequently depending upon then-current allocations. In pursuit of the Fund’s objective, the Investment Manager chooses investments by:
  Evaluating the Fund’s total exposure to sectors, industries, issuers and securities relative to the Fund’s indices;
  Analyzing factors such as credit quality, interest rate outlook and price; and
  Targeting certain underlying funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.
The Investment Manager relies on various qualitative and quantitative inputs to tactically allocate the Fund’s assets across the different asset classes and investment categories.

Investment Category Allocation. Within the equity and fixed income asset classes, the Investment Manager establishes allocations for the Fund, seeking to achieve the Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The Investment Manager also may allocate assets to money market (cash) or alternative investment strategies. Equity investment categories include underlying funds that invest in: U.S. large-cap, mid-cap and small-cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints are intended to promote diversification within asset classes, and the Investment Manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the Investment Manager as part of its qualitative review.
PRINCIPAL RISKS OF INVESTING IN THE FUND
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment processes, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Active Management Risk. Although the Fund is managed based primarily on quantitative methods, the Investment Manager provides a qualitative review of the quantitative output. Therefore, the Fund’s performance will reflect in part the ability of the Investment Manager to make active, qualitative decisions, including allocation decisions that are suited to achieving the Fund’s investment objectives.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the investment manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the investment manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the investment manager and its affiliates. There are also circumstances in which the investment manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks associated with many areas of the market. The Fund will have exposure to the principal risks of the underlying funds. A description of the principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the Statements of Additional Information of the underlying funds. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds.

PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class A, Class B, Class C and Class R4 shares is February 16, 2006; the inception date of the Fund’s Class R shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown:
  Highest return for a calendar quarter was 9.74% (quarter ended September 30, 2009).
  Lowest return for a calendar quarter was -8.86% (quarter ended December 31, 2008).
  Class A year-to-date return was 5.26% at March 31, 2012.

Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Average Annual Total Returns - Class A, B, C, R and R4 Columbia Income Builder Fund	1 year	5 years	Since inception		Inception Date
Class A	(0.19%)	3.49%	4.42%		Feb 16, 2006
Class A after taxes on distributions	(1.34%)	2.06%	2.94%		Feb 16, 2006
Class A after taxes on distributions and redemption of fund shares	none	2.14%	2.92%		Feb 16, 2006
Class B	(0.94%)	3.38%	4.36%		Feb 16, 2006
Class C	3.02%	3.73%	4.51%		Feb 16, 2006
Class R	4.64%	4.39%	5.17%		Feb 16, 2006
Class R4	4.79%	4.79%	5.58%		Feb 16, 2006
Barclays U.S. Aggregate Bond Index (Barclays) (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	6.30%		Feb 16, 2006
Russell 3000 Value Index (Russell 3000 Value) (reflects no deduction for fees, expenses or taxes)	(0.10%)	(2.58%)	0.37%		Feb 16, 2006
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) (reflects no deduction for fees, expenses or taxes)	0.08%	1.36%	1.86%	[1]	Feb 28, 2006
Blended Index (consists of 65% Barclays, 25% Russell 3000 Value, and 10% Citigroup) (reflects no deduction for fees, expenses or taxes)	5.32%	4.06%	4.68%	[1]	Feb 28, 2006
[1]	As of February 28, 2006.

The Barclays U.S. Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month Treasury Bill Index are components of the Blended Index and are used to calculate its return. The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes to the Fund’s neutral asset allocation.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Class A, B, C, R and R4 | Columbia Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Income Builder Fund (the Fund) seeks to provide shareholders with a high level of current income and growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing different asset classes, potentially including an allocation to alternative investment strategies. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
(Target Allocation Range – Under Normal Market Conditions)*

Alternative
Equity	Fixed Income	Cash	Investment Strategy
0-35%	55-100%	0-15%	0-20%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees.

The Investment Manager, Columbia Management Investment Advisers, LLC, will allocate the Fund’s assets within and across different asset classes through investments in underlying funds, potentially including an allocation to an alternative investment strategy fund, in an effort to achieve the Fund’s objective. Typically, asset allocation changes will be made monthly to refine the Fund’s positioning, but may be made more or less frequently depending upon then-current allocations. In pursuit of the Fund’s objective, the Investment Manager chooses investments by:
  Evaluating the Fund’s total exposure to sectors, industries, issuers and securities relative to the Fund’s indices;
  Analyzing factors such as credit quality, interest rate outlook and price; and
  Targeting certain underlying funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.
The Investment Manager relies on various qualitative and quantitative inputs to tactically allocate the Fund’s assets across the different asset classes and investment categories.

		Investment Category Allocation. Within the equity and fixed income asset classes, the Investment Manager establishes allocations for the Fund, seeking to achieve the Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The Investment Manager also may allocate assets to money market (cash) or alternative investment strategies. Equity investment categories include underlying funds that invest in: U.S. large-cap, mid-cap and small-cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints are intended to promote diversification within asset classes, and the Investment Manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the Investment Manager as part of its qualitative review.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment processes, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Active Management Risk. Although the Fund is managed based primarily on quantitative methods, the Investment Manager provides a qualitative review of the quantitative output. Therefore, the Fund’s performance will reflect in part the ability of the Investment Manager to make active, qualitative decisions, including allocation decisions that are suited to achieving the Fund’s investment objectives.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the investment manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the investment manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the investment manager and its affiliates. There are also circumstances in which the investment manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks associated with many areas of the market. The Fund will have exposure to the principal risks of the underlying funds. A description of the principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the Statements of Additional Information of the underlying funds. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class A, Class B, Class C and Class R4 shares is February 16, 2006; the inception date of the Fund’s Class R shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If
		you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance has varied for each full calendar year shown.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown:
  Highest return for a calendar quarter was 9.74% (quarter ended September 30, 2009).
  Lowest return for a calendar quarter was -8.86% (quarter ended December 31, 2008).
  Class A year-to-date return was 5.26% at March 31, 2012.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Barclays U.S. Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month Treasury Bill Index are components of the Blended Index and are used to calculate its return. The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes to the Fund’s neutral asset allocation.
Class A, B, C, R and R4 | Columbia Income Builder Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	581
3 years	rr_ExpenseExampleYear03	805
5 years	rr_ExpenseExampleYear05	1,048
10 years	rr_ExpenseExampleYear10	1,745
2007	rr_AnnualReturn2007	4.59%
2008	rr_AnnualReturn2008	(14.88%)
2009	rr_AnnualReturn2009	20.24%
2010	rr_AnnualReturn2010	11.10%
2011	rr_AnnualReturn2011	4.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.86%)
1 year	rr_AverageAnnualReturnYear01	(0.19%)
5 years	rr_AverageAnnualReturnYear05	3.49%
Since inception	rr_AverageAnnualReturnSinceInception	4.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Class A, B, C, R and R4 | Columbia Income Builder Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(if shares are redeemed)
1 year	rr_ExpenseExampleYear01	687
3 years	rr_ExpenseExampleYear03	879
5 years	rr_ExpenseExampleYear05	1,196
10 years	rr_ExpenseExampleYear10	1,966
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	(if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	187
3 years	rr_ExpenseExampleNoRedemptionYear03	579
5 years	rr_ExpenseExampleNoRedemptionYear05	996
10 years	rr_ExpenseExampleNoRedemptionYear10	1,966
1 year	rr_AverageAnnualReturnYear01	(0.94%)
5 years	rr_AverageAnnualReturnYear05	3.38%
Since inception	rr_AverageAnnualReturnSinceInception	4.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Class A, B, C, R and R4 | Columbia Income Builder Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(if shares are redeemed)
1 year	rr_ExpenseExampleYear01	287
3 years	rr_ExpenseExampleYear03	579
5 years	rr_ExpenseExampleYear05	996
10 years	rr_ExpenseExampleYear10	2,164
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	(if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	187
3 years	rr_ExpenseExampleNoRedemptionYear03	579
5 years	rr_ExpenseExampleNoRedemptionYear05	996
10 years	rr_ExpenseExampleNoRedemptionYear10	2,164
1 year	rr_AverageAnnualReturnYear01	3.02%
5 years	rr_AverageAnnualReturnYear05	3.73%
Since inception	rr_AverageAnnualReturnSinceInception	4.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Class A, B, C, R and R4 | Columbia Income Builder Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	136
3 years	rr_ExpenseExampleYear03	425
5 years	rr_ExpenseExampleYear05	735
10 years	rr_ExpenseExampleYear10	1,618
1 year	rr_AverageAnnualReturnYear01	4.64%
5 years	rr_AverageAnnualReturnYear05	4.39%
Since inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Class A, B, C, R and R4 | Columbia Income Builder Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Acquired fund fees and expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	105
3 years	rr_ExpenseExampleYear03	328
5 years	rr_ExpenseExampleYear05	570
10 years	rr_ExpenseExampleYear10	1,264
1 year	rr_AverageAnnualReturnYear01	4.79%
5 years	rr_AverageAnnualReturnYear05	4.79%
Since inception	rr_AverageAnnualReturnSinceInception	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Class A, B, C, R and R4 | after taxes on distributions | Columbia Income Builder Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.34%)
5 years	rr_AverageAnnualReturnYear05	2.06%
Since inception	rr_AverageAnnualReturnSinceInception	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Class A, B, C, R and R4 | after taxes on distributions and redemption of fund shares | Columbia Income Builder Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	none
5 years	rr_AverageAnnualReturnYear05	2.14%
Since inception	rr_AverageAnnualReturnSinceInception	2.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Class A, B, C, R and R4 | Barclays U.S. Aggregate Bond Index (Barclays) (reflects no deduction for fees, expenses or taxes) | Columbia Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since inception	rr_AverageAnnualReturnSinceInception	6.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Class A, B, C, R and R4 | Russell 3000 Value Index (Russell 3000 Value) (reflects no deduction for fees, expenses or taxes) | Columbia Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.10%)
5 years	rr_AverageAnnualReturnYear05	(2.58%)
Since inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Class A, B, C, R and R4 | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) (reflects no deduction for fees, expenses or taxes) | Columbia Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.08%
5 years	rr_AverageAnnualReturnYear05	1.36%
Since inception	rr_AverageAnnualReturnSinceInception	1.86%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006
Class A, B, C, R and R4 | Blended Index (consists of 65% Barclays, 25% Russell 3000 Value, and 10% Citigroup) (reflects no deduction for fees, expenses or taxes) | Columbia Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.32%
5 years	rr_AverageAnnualReturnYear05	4.06%
Since inception	rr_AverageAnnualReturnSinceInception	4.68%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006

[1]	As of February 28, 2006.

Class Z | Columbia Income Builder Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Income Builder Fund (the Fund) seeks to provide shareholders with a high level of current income and growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Z Columbia Income Builder Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Class Z Columbia Income Builder Fund
Management fees	none
Distribution and/or service (12b-1) fees	none
Other expenses	0.16%
Acquired fund fees and expenses	0.68%
Total annual fund operating expenses	0.84%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 year	3 years	5 years	10 years
Class Z Columbia Income Builder Fund	86	268	467	1,041

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing different asset classes, potentially including an allocation to alternative investment strategies. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
(Target Allocation Range – Under Normal Market Conditions)*

Alternative
Equity	Fixed Income	Cash	Investment Strategy
0-35%	55-100%	0-15%	0-20%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees.

The Investment Manager, Columbia Management Investment Advisers, LLC, will allocate the Fund’s assets within and across different asset classes through investments in underlying funds, potentially including an allocation to an alternative investment strategy fund, in an effort to achieve the Fund’s objective. Typically, asset allocation changes will be made monthly to refine the Fund’s positioning, but may be made more or less frequently depending upon then-current allocations. In pursuit of the Fund’s objective, the Investment Manager chooses investments by:
  Evaluating the Fund’s total exposure to sectors, industries, issuers and securities relative to the Fund’s indices;
  Analyzing factors such as credit quality, interest rate outlook and price; and
  Targeting certain underlying funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.
The Investment Manager relies on various qualitative and quantitative inputs to tactically allocate the Fund’s assets across the different asset classes and investment categories.

Investment Category Allocation. Within the equity and fixed income asset classes, the Investment Manager establishes allocations for the Fund, seeking to achieve the Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The Investment Manager also may allocate assets to money market (cash) or alternative investment strategies. Equity investment categories include underlying funds that invest in: U.S. large-cap, mid-cap and small-cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints are intended to promote diversification within asset classes, and the Investment Manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the Investment Manager as part of its qualitative review.
PRINCIPAL RISKS OF INVESTING IN THE FUND
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment processes, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Active Management Risk. Although the Fund is managed based primarily on quantitative methods, the Investment Manager provides a qualitative review of the quantitative output. Therefore, the Fund’s performance will reflect in part the ability of the Investment Manager to make active, qualitative decisions, including allocation decisions that are suited to achieving the Fund’s investment objectives.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the investment manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the investment manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the investment manager and its affiliates. There are also circumstances in which the investment manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks associated with many areas of the market. The Fund will have exposure to the principal risks of the underlying funds. A description of the principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the Statements of Additional Information of the underlying funds. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not offered in this prospectus, for periods prior to this class of shares inception date. Except for differences in expenses and sales charges, this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
CLASS Z ANNUAL TOTAL RETURNS

(calendar year)
During the periods shown:
  Highest return for a calendar quarter was 9.74% (quarter ended September 30, 2009).
  Lowest return for a calendar quarter was -8.86% (quarter ended December 31, 2008).
  Class Z year-to-date return was 5.43% at March 31, 2012.

Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns - Class Z	1 year	5 years	Since inception		Inception Date
Columbia Income Builder Fund	5.07%	4.57%	5.35%		Feb 16, 2006
Columbia Income Builder Fund after taxes on distributions	3.76%	3.11%	3.84%		Feb 16, 2006
Columbia Income Builder Fund after taxes on distributions and redemption of fund shares	3.43%	3.06%	3.71%		Feb 16, 2006
Columbia Income Builder Fund Barclays U.S. Aggregate Bond Index (Barclays) (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	6.30%		Feb 16, 2006
Columbia Income Builder Fund Russell 3000 Value Index (Russell 3000 Value) (reflects no deduction for fees, expenses or taxes)	(0.10%)	(2.58%)	0.37%		Feb 16, 2006
Columbia Income Builder Fund Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) (reflects no deduction for fees, expenses or taxes)	0.08%	1.36%	1.86%	[1]	Feb 28, 2006
Columbia Income Builder Fund Blended Index (consists of 65% Barclays, 25% Russell 3000 Value, and 10% Citigroup) (reflects no deduction for fees, expenses or taxes)	5.32%	4.06%	4.68%	[1]	Feb 28, 2006
[1]	As of February 28, 2006.

The Barclays U.S. Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month Treasury Bill Index are components of the Blended Index and are used to calculate its return. The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes to the Fund’s neutral asset allocation.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Class Z | Columbia Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Income Builder Fund (the Fund) seeks to provide shareholders with a high level of current income and growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing different asset classes, potentially including an allocation to alternative investment strategies. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
(Target Allocation Range – Under Normal Market Conditions)*

Alternative
Equity	Fixed Income	Cash	Investment Strategy
0-35%	55-100%	0-15%	0-20%
* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees.

The Investment Manager, Columbia Management Investment Advisers, LLC, will allocate the Fund’s assets within and across different asset classes through investments in underlying funds, potentially including an allocation to an alternative investment strategy fund, in an effort to achieve the Fund’s objective. Typically, asset allocation changes will be made monthly to refine the Fund’s positioning, but may be made more or less frequently depending upon then-current allocations. In pursuit of the Fund’s objective, the Investment Manager chooses investments by:
  Evaluating the Fund’s total exposure to sectors, industries, issuers and securities relative to the Fund’s indices;
  Analyzing factors such as credit quality, interest rate outlook and price; and
  Targeting certain underlying funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.
The Investment Manager relies on various qualitative and quantitative inputs to tactically allocate the Fund’s assets across the different asset classes and investment categories.

		Investment Category Allocation. Within the equity and fixed income asset classes, the Investment Manager establishes allocations for the Fund, seeking to achieve the Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The Investment Manager also may allocate assets to money market (cash) or alternative investment strategies. Equity investment categories include underlying funds that invest in: U.S. large-cap, mid-cap and small-cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints are intended to promote diversification within asset classes, and the Investment Manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the Investment Manager as part of its qualitative review.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment processes, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Active Management Risk. Although the Fund is managed based primarily on quantitative methods, the Investment Manager provides a qualitative review of the quantitative output. Therefore, the Fund’s performance will reflect in part the ability of the Investment Manager to make active, qualitative decisions, including allocation decisions that are suited to achieving the Fund’s investment objectives.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the investment manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the investment manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the investment manager and its affiliates. There are also circumstances in which the investment manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

		Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks associated with many areas of the market. The Fund will have exposure to the principal risks of the underlying funds. A description of the principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the Statements of Additional Information of the underlying funds. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not offered in this prospectus, for periods prior to this class of shares inception date. Except for differences in expenses and sales charges, this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

		After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark indices as well as a blended index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS Z ANNUAL TOTAL RETURNS
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown:
  Highest return for a calendar quarter was 9.74% (quarter ended September 30, 2009).
  Lowest return for a calendar quarter was -8.86% (quarter ended December 31, 2008).
  Class Z year-to-date return was 5.43% at March 31, 2012.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not offered in this prospectus, for periods prior to this class of shares inception date.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Barclays U.S. Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month Treasury Bill Index are components of the Blended Index and are used to calculate its return. The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes to the Fund’s neutral asset allocation.
Class Z | Columbia Income Builder Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	467
10 years	rr_ExpenseExampleYear10	1,041
2007	rr_AnnualReturn2007	4.59%
2008	rr_AnnualReturn2008	(14.88%)
2009	rr_AnnualReturn2009	20.24%
2010	rr_AnnualReturn2010	11.19%
2011	rr_AnnualReturn2011	5.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.86%)
1 year	rr_AverageAnnualReturnYear01	5.07%
5 years	rr_AverageAnnualReturnYear05	4.57%
Since inception	rr_AverageAnnualReturnSinceInception	5.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Class Z | after taxes on distributions | Columbia Income Builder Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.76%
5 years	rr_AverageAnnualReturnYear05	3.11%
Since inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Class Z | after taxes on distributions and redemption of fund shares | Columbia Income Builder Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.43%
5 years	rr_AverageAnnualReturnYear05	3.06%
Since inception	rr_AverageAnnualReturnSinceInception	3.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Class Z | Barclays U.S. Aggregate Bond Index (Barclays) (reflects no deduction for fees, expenses or taxes) | Columbia Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since inception	rr_AverageAnnualReturnSinceInception	6.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Class Z | Russell 3000 Value Index (Russell 3000 Value) (reflects no deduction for fees, expenses or taxes) | Columbia Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.10%)
5 years	rr_AverageAnnualReturnYear05	(2.58%)
Since inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Class Z | Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) (reflects no deduction for fees, expenses or taxes) | Columbia Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.08%
5 years	rr_AverageAnnualReturnYear05	1.36%
Since inception	rr_AverageAnnualReturnSinceInception	1.86%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006
Class Z | Blended Index (consists of 65% Barclays, 25% Russell 3000 Value, and 10% Citigroup) (reflects no deduction for fees, expenses or taxes) | Columbia Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.32%
5 years	rr_AverageAnnualReturnYear05	4.06%
Since inception	rr_AverageAnnualReturnSinceInception	4.68%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006

[1]	As of February 28, 2006.

Class A, B, C, R and R4 | Columbia Portfolio Builder Conservative Fund
Summary of Columbia Portfolio Builder Conservative Fund (Conservative Fund or the Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide the highest level of total return that is consistent with a conservative level of risk.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, R and R4 Columbia Portfolio Builder Conservative Fund	Class A	Class B	Class C	Class R	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C, R and R4 Columbia Portfolio Builder Conservative Fund		Class A	Class B	Class C	Class R	Class R4
Management fees	[1]	none	none	none	none	none
Distribution and/or service (12b-1) fees	[1]	0.25%	1.00%	1.00%	0.50%	none
Other expenses	[1]	0.24%	0.24%	0.24%	0.24%	0.41%
Acquired fund fees and expenses	[1]	0.57%	0.57%	0.57%	0.57%	0.57%
Total annual fund operating expenses	[1]	1.06%	1.81%	1.81%	1.31%	0.98%
[1]	Expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, B, C, R and R4 Columbia Portfolio Builder Conservative Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	(whether or not shares are redeemed)	578	796	1,033	1,712
Class B	(if shares are redeemed)	684	870	1,181	1,934
Class C	(if shares are redeemed)	284	570	981	2,132
Class R	(whether or not shares are redeemed)	133	415	719	1,584
Class R4	(whether or not shares are redeemed)	100	312	543	1,206

Expense Example, No Redemption - Class A, B, C, R and R4 Columbia Portfolio Builder Conservative Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	(if shares are not redeemed)	184	570	981	1,934
Class C	(if shares are not redeemed)	184	570	981	2,132

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is primarily managed as a “fund of funds” that seeks to achieve its objective by investing (i) in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter and may also invest (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS), and derivatives, such as futures contracts (including fixed income and index futures). Derivatives may be used for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility, including to adjust the Fund’s exposures to equity and debt markets. Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests mainly in underlying funds that invest in fixed income securities, including TIPs, treasury bonds and notes, mortgage securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Conservative Fund	15-25%	65-80%	0-15%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).
PRINCIPAL RISKS OF INVESTING IN THE FUND
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Small Cap Company Risk. Investments in small capitalization (small cap) companies often involve greater risks than investments in larger, more established companies because small cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger capitalization companies.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class R shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown:
  Highest return for a calendar quarter was 7.55% (quarter ended Sept. 30, 2009).
  Lowest return for a calendar quarter was -5.93% (quarter ended Dec. 31, 2008).
  Class A year-to-date return was 3.99% at March 31, 2012.

Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Average Annual Total Returns - Class A, B, C, R and R4 Columbia Portfolio Builder Conservative Fund	1 year	5 years	Since inception		Inception Date
Class A	(2.32%)	2.83%	3.55%		Mar 4, 2004
Class A after taxes on distributions	(3.45%)	1.61%	2.36%		Mar 4, 2004
Class A after taxes on distributions and redemption of fund shares	(0.97%)	1.80%	2.42%		Mar 4, 2004
Class B	(3.11%)	2.69%	3.40%		Mar 4, 2004
Class C	0.88%	3.06%	3.42%		Mar 4, 2004
Class R	2.34%	3.63%	3.99%		Mar 4, 2004
Class R4	2.50%	3.99%	4.36%		Mar 4, 2004
Barclays Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.33%		Mar 4, 2004
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	(0.01%)	3.55%		Mar 4, 2004
Citigroup Index (reflects no deduction for fees, expenses or taxes)	0.08%	1.36%	1.99%	[1]	Feb 29, 2004
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	(11.73%)	(4.26%)	3.91%		Mar 4, 2004
Blended Index (consists of 70% Barclays Index, 14% Russell 3000, 10% Citigroup Index and 6% MSCI EAFE Index (Gross)) (reflects no deduction for fees, expenses or taxes)	5.08%	4.74%	4.92%	[1]	Feb 29, 2004
[1]	Return from 2/29/04

The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (Barclays Index) (bond benchmark), the MSCI Europe Australasia Far East (EAFE) Index (Gross) (MSCI EAFE Index (Gross)) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Class A, B, C, R and R4 | Columbia Portfolio Builder Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Conservative Fund (Conservative Fund or the Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide the highest level of total return that is consistent with a conservative level of risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is primarily managed as a “fund of funds” that seeks to achieve its objective by investing (i) in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter and may also invest (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS), and derivatives, such as futures contracts (including fixed income and index futures). Derivatives may be used for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility, including to adjust the Fund’s exposures to equity and debt markets. Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests mainly in underlying funds that invest in fixed income securities, including TIPs, treasury bonds and notes, mortgage securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Conservative Fund	15-25%	65-80%	0-15%	0-5%

		Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

		Small Cap Company Risk. Investments in small capitalization (small cap) companies often involve greater risks than investments in larger, more established companies because small cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger capitalization companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class R shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

		After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower.
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown:
  Highest return for a calendar quarter was 7.55% (quarter ended Sept. 30, 2009).
  Lowest return for a calendar quarter was -5.93% (quarter ended Dec. 31, 2008).
  Class A year-to-date return was 3.99% at March 31, 2012.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (Barclays Index) (bond benchmark), the MSCI Europe Australasia Far East (EAFE) Index (Gross) (MSCI EAFE Index (Gross)) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

		Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Class A, B, C, R and R4 | Columbia Portfolio Builder Conservative Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	578
3 years	rr_ExpenseExampleYear03	796
5 years	rr_ExpenseExampleYear05	1,033
10 years	rr_ExpenseExampleYear10	1,712
2005	rr_AnnualReturn2005	3.25%
2006	rr_AnnualReturn2006	6.39%
2007	rr_AnnualReturn2007	6.17%
2008	rr_AnnualReturn2008	(11.91%)
2009	rr_AnnualReturn2009	15.86%
2010	rr_AnnualReturn2010	8.62%
2011	rr_AnnualReturn2011	2.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.93%)
1 year	rr_AverageAnnualReturnYear01	(2.32%)
5 years	rr_AverageAnnualReturnYear05	2.83%
Since inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Columbia Portfolio Builder Conservative Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.81%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(if shares are redeemed)
1 year	rr_ExpenseExampleYear01	684
3 years	rr_ExpenseExampleYear03	870
5 years	rr_ExpenseExampleYear05	1,181
10 years	rr_ExpenseExampleYear10	1,934
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	(if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	184
3 years	rr_ExpenseExampleNoRedemptionYear03	570
5 years	rr_ExpenseExampleNoRedemptionYear05	981
10 years	rr_ExpenseExampleNoRedemptionYear10	1,934
1 year	rr_AverageAnnualReturnYear01	(3.11%)
5 years	rr_AverageAnnualReturnYear05	2.69%
Since inception	rr_AverageAnnualReturnSinceInception	3.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Columbia Portfolio Builder Conservative Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.81%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(if shares are redeemed)
1 year	rr_ExpenseExampleYear01	284
3 years	rr_ExpenseExampleYear03	570
5 years	rr_ExpenseExampleYear05	981
10 years	rr_ExpenseExampleYear10	2,132
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	(if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	184
3 years	rr_ExpenseExampleNoRedemptionYear03	570
5 years	rr_ExpenseExampleNoRedemptionYear05	981
10 years	rr_ExpenseExampleNoRedemptionYear10	2,132
1 year	rr_AverageAnnualReturnYear01	0.88%
5 years	rr_AverageAnnualReturnYear05	3.06%
Since inception	rr_AverageAnnualReturnSinceInception	3.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Columbia Portfolio Builder Conservative Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	133
3 years	rr_ExpenseExampleYear03	415
5 years	rr_ExpenseExampleYear05	719
10 years	rr_ExpenseExampleYear10	1,584
1 year	rr_AverageAnnualReturnYear01	2.34%
5 years	rr_AverageAnnualReturnYear05	3.63%
Since inception	rr_AverageAnnualReturnSinceInception	3.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Columbia Portfolio Builder Conservative Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	100
3 years	rr_ExpenseExampleYear03	312
5 years	rr_ExpenseExampleYear05	543
10 years	rr_ExpenseExampleYear10	1,206
1 year	rr_AverageAnnualReturnYear01	2.50%
5 years	rr_AverageAnnualReturnYear05	3.99%
Since inception	rr_AverageAnnualReturnSinceInception	4.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | after taxes on distributions | Columbia Portfolio Builder Conservative Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.45%)
5 years	rr_AverageAnnualReturnYear05	1.61%
Since inception	rr_AverageAnnualReturnSinceInception	2.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Conservative Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.97%)
5 years	rr_AverageAnnualReturnYear05	1.80%
Since inception	rr_AverageAnnualReturnSinceInception	2.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Barclays Index (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Russell 3000 Index (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.03%
5 years	rr_AverageAnnualReturnYear05	(0.01%)
Since inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Citigroup Index (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.08%
5 years	rr_AverageAnnualReturnYear05	1.36%
Since inception	rr_AverageAnnualReturnSinceInception	1.99%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2004
Class A, B, C, R and R4 | MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(11.73%)
5 years	rr_AverageAnnualReturnYear05	(4.26%)
Since inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Blended Index (consists of 70% Barclays Index, 14% Russell 3000, 10% Citigroup Index and 6% MSCI EAFE Index (Gross)) (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.08%
5 years	rr_AverageAnnualReturnYear05	4.74%
Since inception	rr_AverageAnnualReturnSinceInception	4.92%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2004

[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Return from 2/29/04

Class A, B, C, R and R4 | Columbia Portfolio Builder Moderate Conservative Fund
Summary of Columbia Portfolio Builder Moderate Conservative Fund (Moderate Conservative Fund or the Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide the highest level of total return that is consistent with a moderate conservative level of risk.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, R and R4 Columbia Portfolio Builder Moderate Conservative Fund	Class A	Class B	Class C	Class R	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C, R and R4 Columbia Portfolio Builder Moderate Conservative Fund		Class A	Class B	Class C	Class R	Class R4
Management fees	[1]	none	none	none	none	none
Distribution and/or service (12b-1) fees	[1]	0.25%	1.00%	1.00%	0.50%	none
Other expenses	[1]	0.19%	0.19%	0.19%	0.19%	0.36%
Acquired fund fees and expenses	[1]	0.64%	0.64%	0.64%	0.64%	0.64%
Total annual fund operating expenses	[1]	1.08%	1.83%	1.83%	1.33%	1.00%
[1]	Expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, B, C, R and R4 Columbia Portfolio Builder Moderate Conservative Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	(whether or not shares are redeemed)	580	802	1,043	1,734
Class B	(if shares are redeemed)	686	876	1,191	1,956
Class C	(if shares are redeemed)	286	576	991	2,153
Class R	(whether or not shares are redeemed)	135	422	730	1,606
Class R4	(whether or not shares are redeemed)	102	319	553	1,229

Expense Example, No Redemption - Class A, B, C, R and R4 Columbia Portfolio Builder Moderate Conservative Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	(if shares are not redeemed)	186	576	991	1,956
Class C	(if shares are not redeemed)	186	576	991	2,153

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is primarily managed as a “fund of funds” that seeks to achieve its objective by investing (i) in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter and may also invest (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS), and derivatives, such as futures contracts (including fixed income and index futures). Derivatives may be used for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility, including to adjust the Fund’s exposures to equity and debt markets. Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests mainly in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and also invests a moderate amount in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Conservative Fund	30-40%	55-65%	0-10%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).
PRINCIPAL RISKS OF INVESTING IN THE FUND
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class R shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown:
  Highest return for a calendar quarter was 10.04% (quarter ended Sept. 30, 2009).
  Lowest return for a calendar quarter was -9.13% (quarter ended Dec. 31, 2008).
  Class A year-to-date return was 5.74% at March 31, 2012.

Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Average Annual Total Returns - Class A, B, C, R and R4 Columbia Portfolio Builder Moderate Conservative Fund	1 year	5 years	Since inception		Inception Date
Class A	(2.41%)	2.65%	4.10%		Mar 4, 2004
Class A after taxes on distributions	(3.24%)	1.44%	2.87%		Mar 4, 2004
Class A after taxes on distributions and redemption of fund shares	(1.43%)	1.64%	2.88%		Mar 4, 2004
Class B	(3.34%)	2.52%	3.95%		Mar 4, 2004
Class C	0.71%	2.88%	3.97%		Mar 4, 2004
Class R	2.18%	3.44%	4.54%		Mar 4, 2004
Class R4	2.40%	3.84%	4.93%		Mar 4, 2004
Barclays Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.33%		Mar 4, 2004
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	(0.01%)	3.55%		Mar 4, 2004
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	(11.73%)	(4.26%)	3.91%		Mar 4, 2004
Citigroup Index (reflects no deduction for fees, expenses or taxes)	0.08%	1.36%	1.99%	[1]	Feb 29, 2004
Blended Index (consists of 60% Barclays Index, 25% Russell 3000, 10% MSCI EAFE Index (Gross) and 5% Citigroup Index) (reflects no deduction for fees, expenses or taxes)	4.00%	3.98%	4.96%	[1]	Feb 29, 2004
[1]	Return from 2/29/04

The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (Barclays Index) (bond benchmark), the MSCI Europe Australasia Far East (EAFE) Index (Gross) (MSCI EAFE Index (Gross)) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Class A, B, C, R and R4 | Columbia Portfolio Builder Moderate Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Moderate Conservative Fund (Moderate Conservative Fund or the Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide the highest level of total return that is consistent with a moderate conservative level of risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is primarily managed as a “fund of funds” that seeks to achieve its objective by investing (i) in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter and may also invest (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS), and derivatives, such as futures contracts (including fixed income and index futures). Derivatives may be used for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility, including to adjust the Fund’s exposures to equity and debt markets. Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests mainly in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and also invests a moderate amount in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Conservative Fund	30-40%	55-65%	0-10%	0-5%

		Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

		By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class R shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

		After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charge) has varied for each full calendar year shown.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund's Class A share performance (without sales charge) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower.
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown:
  Highest return for a calendar quarter was 10.04% (quarter ended Sept. 30, 2009).
  Lowest return for a calendar quarter was -9.13% (quarter ended Dec. 31, 2008).
  Class A year-to-date return was 5.74% at March 31, 2012.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (Barclays Index) (bond benchmark), the MSCI Europe Australasia Far East (EAFE) Index (Gross) (MSCI EAFE Index (Gross)) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

		Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Class A, B, C, R and R4 | Columbia Portfolio Builder Moderate Conservative Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	580
3 years	rr_ExpenseExampleYear03	802
5 years	rr_ExpenseExampleYear05	1,043
10 years	rr_ExpenseExampleYear10	1,734
2005	rr_AnnualReturn2005	4.07%
2006	rr_AnnualReturn2006	9.00%
2007	rr_AnnualReturn2007	6.70%
2008	rr_AnnualReturn2008	(18.31%)
2009	rr_AnnualReturn2009	20.46%
2010	rr_AnnualReturn2010	11.27%
2011	rr_AnnualReturn2011	2.44%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.13%)
1 year	rr_AverageAnnualReturnYear01	(2.41%)
5 years	rr_AverageAnnualReturnYear05	2.65%
Since inception	rr_AverageAnnualReturnSinceInception	4.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Columbia Portfolio Builder Moderate Conservative Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.83%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(if shares are redeemed)
1 year	rr_ExpenseExampleYear01	686
3 years	rr_ExpenseExampleYear03	876
5 years	rr_ExpenseExampleYear05	1,191
10 years	rr_ExpenseExampleYear10	1,956
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	(if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	186
3 years	rr_ExpenseExampleNoRedemptionYear03	576
5 years	rr_ExpenseExampleNoRedemptionYear05	991
10 years	rr_ExpenseExampleNoRedemptionYear10	1,956
1 year	rr_AverageAnnualReturnYear01	(3.34%)
5 years	rr_AverageAnnualReturnYear05	2.52%
Since inception	rr_AverageAnnualReturnSinceInception	3.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Columbia Portfolio Builder Moderate Conservative Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.83%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(if shares are redeemed)
1 year	rr_ExpenseExampleYear01	286
3 years	rr_ExpenseExampleYear03	576
5 years	rr_ExpenseExampleYear05	991
10 years	rr_ExpenseExampleYear10	2,153
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	(if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	186
3 years	rr_ExpenseExampleNoRedemptionYear03	576
5 years	rr_ExpenseExampleNoRedemptionYear05	991
10 years	rr_ExpenseExampleNoRedemptionYear10	2,153
1 year	rr_AverageAnnualReturnYear01	0.71%
5 years	rr_AverageAnnualReturnYear05	2.88%
Since inception	rr_AverageAnnualReturnSinceInception	3.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Columbia Portfolio Builder Moderate Conservative Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	135
3 years	rr_ExpenseExampleYear03	422
5 years	rr_ExpenseExampleYear05	730
10 years	rr_ExpenseExampleYear10	1,606
1 year	rr_AverageAnnualReturnYear01	2.18%
5 years	rr_AverageAnnualReturnYear05	3.44%
Since inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Columbia Portfolio Builder Moderate Conservative Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	319
5 years	rr_ExpenseExampleYear05	553
10 years	rr_ExpenseExampleYear10	1,229
1 year	rr_AverageAnnualReturnYear01	2.40%
5 years	rr_AverageAnnualReturnYear05	3.84%
Since inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | after taxes on distributions | Columbia Portfolio Builder Moderate Conservative Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.24%)
5 years	rr_AverageAnnualReturnYear05	1.44%
Since inception	rr_AverageAnnualReturnSinceInception	2.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Moderate Conservative Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.43%)
5 years	rr_AverageAnnualReturnYear05	1.64%
Since inception	rr_AverageAnnualReturnSinceInception	2.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Barclays Index (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Russell 3000 Index (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.03%
5 years	rr_AverageAnnualReturnYear05	(0.01%)
Since inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(11.73%)
5 years	rr_AverageAnnualReturnYear05	(4.26%)
Since inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Citigroup Index (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.08%
5 years	rr_AverageAnnualReturnYear05	1.36%
Since inception	rr_AverageAnnualReturnSinceInception	1.99%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2004
Class A, B, C, R and R4 | Blended Index (consists of 60% Barclays Index, 25% Russell 3000, 10% MSCI EAFE Index (Gross) and 5% Citigroup Index) (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.00%
5 years	rr_AverageAnnualReturnYear05	3.98%
Since inception	rr_AverageAnnualReturnSinceInception	4.96%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2004

[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Return from 2/29/04

Class A, B, C, R and R4 | Columbia Portfolio Builder Moderate Fund
Summary of Columbia Portfolio Builder Moderate Fund (Moderate Fund or the Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide the highest level of total return that is consistent with a moderate level of risk.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, R and R4 Columbia Portfolio Builder Moderate Fund	Class A	Class B	Class C	Class R	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C, R and R4 Columbia Portfolio Builder Moderate Fund		Class A	Class B	Class C	Class R	Class R4
Management fees	[1]	none	none	none	none	none
Distribution and/or service (12b-1) fees	[1]	0.25%	1.00%	1.00%	0.50%	none
Other expenses	[1]	0.18%	0.18%	0.18%	0.18%	0.32%
Acquired fund fees and expenses	[1]	0.69%	0.69%	0.69%	0.69%	0.69%
Total annual fund operating expenses	[1]	1.12%	1.87%	1.87%	1.37%	1.01%
[1]	Expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, B, C, R and R4 Columbia Portfolio Builder Moderate Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	(whether or not shares are redeemed)	624	854	1,102	1,813
Class B	(if shares are redeemed)	628	829	1,155	1,948
Class C	(if shares are redeemed)	228	529	955	2,146
Class R	(whether or not shares are redeemed)	78	374	693	1,599
Class R4	(whether or not shares are redeemed)	45	265	503	1,189

Expense Example, No Redemption - Class A, B, C, R and R4 Columbia Portfolio Builder Moderate Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	(if shares are not redeemed)	128	529	955	1,948
Class C	(if shares are not redeemed)	128	529	955	2,146

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is primarily managed as a “fund of funds” that seeks to achieve its objective by investing (i) in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter and may also invest (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS), and derivatives, such as futures contracts (including fixed income and index futures). Derivatives may be used for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility, including to adjust the Fund’s exposures to equity and debt markets. Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests in a balance of underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Fund	45-55%	45-55%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).
PRINCIPAL RISKS OF INVESTING IN THE FUND
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Fund intends to invest its assets in a balance of equity and fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Small and Mid-Sized Company Risk and Risks of Foreign Investing. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class R shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown:
  Highest return for a calendar quarter was 12.51% (quarter ended June 30, 2009).
  Lowest return for a calendar quarter was -12.52% (quarter ended Dec. 31, 2008).
  Class A year-to-date return was 7.63% at March 31, 2012.

Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Average Annual Total Returns - Class A, B, C, R and R4 Columbia Portfolio Builder Moderate Fund	1 year	5 years	Since inception	Inception Date
Class A	(5.38%)	1.57%	4.01%	Mar 4, 2004
Class A after taxes on distributions	(6.06%)	0.41%	2.81%	Mar 4, 2004
Class A after taxes on distributions and redemption of fund shares	(3.38%)	0.78%	2.85%	Mar 4, 2004
Class B	(5.27%)	1.67%	4.00%	Mar 4, 2004
Class C	(1.28%)	2.03%	4.02%	Mar 4, 2004
Class R	0.16%	2.54%	4.55%	Mar 4, 2004
Class R4	0.52%	2.99%	5.02%	Mar 4, 2004
Barclays Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.33%	Mar 4, 2004
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	(0.01%)	3.55%	Mar 4, 2004
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	(11.73%)	(4.26%)	3.91%	Mar 4, 2004
Blended Index (consists of 50% Barclays Index, 35% Russell 3000, 15% MSCI EAFE Index (Gross)) (reflects no deduction for fees, expenses or taxes)	2.72%	3.10%	4.91%	Mar 4, 2004

The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (Barclays Index) (bond benchmark) and the MSCI Europe Australasia Far East (EAFE) Index (Gross) (MSCI EAFE Index (Gross)) (international equity benchmark) are components of the Blended Index.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Class A, B, C, R and R4 | Columbia Portfolio Builder Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Moderate Fund (Moderate Fund or the Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide the highest level of total return that is consistent with a moderate level of risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is primarily managed as a “fund of funds” that seeks to achieve its objective by investing (i) in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter and may also invest (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS), and derivatives, such as futures contracts (including fixed income and index futures). Derivatives may be used for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility, including to adjust the Fund’s exposures to equity and debt markets. Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests in a balance of underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Fund	45-55%	45-55%	0-5%	0-5%

		Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

		By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Fund intends to invest its assets in a balance of equity and fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Small and Mid-Sized Company Risk and Risks of Foreign Investing. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class R shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

		After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower.
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown:
  Highest return for a calendar quarter was 12.51% (quarter ended June 30, 2009).
  Lowest return for a calendar quarter was -12.52% (quarter ended Dec. 31, 2008).
  Class A year-to-date return was 7.63% at March 31, 2012.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (Barclays Index) (bond benchmark) and the MSCI Europe Australasia Far East (EAFE) Index (Gross) (MSCI EAFE Index (Gross)) (international equity benchmark) are components of the Blended Index.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Class A, B, C, R and R4 | Columbia Portfolio Builder Moderate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	624
3 years	rr_ExpenseExampleYear03	854
5 years	rr_ExpenseExampleYear05	1,102
10 years	rr_ExpenseExampleYear10	1,813
2005	rr_AnnualReturn2005	5.36%
2006	rr_AnnualReturn2006	11.24%
2007	rr_AnnualReturn2007	6.96%
2008	rr_AnnualReturn2008	(24.39%)
2009	rr_AnnualReturn2009	24.89%
2010	rr_AnnualReturn2010	13.13%
2011	rr_AnnualReturn2011	0.42%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.52%)
1 year	rr_AverageAnnualReturnYear01	(5.38%)
5 years	rr_AverageAnnualReturnYear05	1.57%
Since inception	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Columbia Portfolio Builder Moderate Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(if shares are redeemed)
1 year	rr_ExpenseExampleYear01	628
3 years	rr_ExpenseExampleYear03	829
5 years	rr_ExpenseExampleYear05	1,155
10 years	rr_ExpenseExampleYear10	1,948
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	(if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	128
3 years	rr_ExpenseExampleNoRedemptionYear03	529
5 years	rr_ExpenseExampleNoRedemptionYear05	955
10 years	rr_ExpenseExampleNoRedemptionYear10	1,948
1 year	rr_AverageAnnualReturnYear01	(5.27%)
5 years	rr_AverageAnnualReturnYear05	1.67%
Since inception	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Columbia Portfolio Builder Moderate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(if shares are redeemed)
1 year	rr_ExpenseExampleYear01	228
3 years	rr_ExpenseExampleYear03	529
5 years	rr_ExpenseExampleYear05	955
10 years	rr_ExpenseExampleYear10	2,146
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	(if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	128
3 years	rr_ExpenseExampleNoRedemptionYear03	529
5 years	rr_ExpenseExampleNoRedemptionYear05	955
10 years	rr_ExpenseExampleNoRedemptionYear10	2,146
1 year	rr_AverageAnnualReturnYear01	(1.28%)
5 years	rr_AverageAnnualReturnYear05	2.03%
Since inception	rr_AverageAnnualReturnSinceInception	4.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Columbia Portfolio Builder Moderate Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	374
5 years	rr_ExpenseExampleYear05	693
10 years	rr_ExpenseExampleYear10	1,599
1 year	rr_AverageAnnualReturnYear01	0.16%
5 years	rr_AverageAnnualReturnYear05	2.54%
Since inception	rr_AverageAnnualReturnSinceInception	4.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Columbia Portfolio Builder Moderate Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	45
3 years	rr_ExpenseExampleYear03	265
5 years	rr_ExpenseExampleYear05	503
10 years	rr_ExpenseExampleYear10	1,189
1 year	rr_AverageAnnualReturnYear01	0.52%
5 years	rr_AverageAnnualReturnYear05	2.99%
Since inception	rr_AverageAnnualReturnSinceInception	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | after taxes on distributions | Columbia Portfolio Builder Moderate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(6.06%)
5 years	rr_AverageAnnualReturnYear05	0.41%
Since inception	rr_AverageAnnualReturnSinceInception	2.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Moderate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.38%)
5 years	rr_AverageAnnualReturnYear05	0.78%
Since inception	rr_AverageAnnualReturnSinceInception	2.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Barclays Index (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Russell 3000 Index (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.03%
5 years	rr_AverageAnnualReturnYear05	(0.01%)
Since inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(11.73%)
5 years	rr_AverageAnnualReturnYear05	(4.26%)
Since inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Blended Index (consists of 50% Barclays Index, 35% Russell 3000, 15% MSCI EAFE Index (Gross)) (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.72%
5 years	rr_AverageAnnualReturnYear05	3.10%
Since inception	rr_AverageAnnualReturnSinceInception	4.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004

[1]	Expense ratios have been adjusted to reflect current fees.

Class A, B, C, R and R4 | Columbia Portfolio Builder Moderate Aggressive Fund
Summary of Columbia Portfolio Builder Moderate Aggressive Fund (Moderate Aggressive Fund or the Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide the highest level of total return that is consistent with a moderate aggressive level of risk.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, R and R4 Columbia Portfolio Builder Moderate Aggressive Fund	Class A	Class B	Class C	Class R	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, B, C, R and R4 Columbia Portfolio Builder Moderate Aggressive Fund		Class A	Class B	Class C	Class R	Class R4
Management fees	[1]	none	none	none	none	none
Distribution and/or service (12b-1) fees	[1]	0.25%	1.00%	1.00%	0.50%	none
Other expenses	[1]	0.22%	0.22%	0.22%	0.22%	0.32%
Acquired fund fees and expenses	[1]	0.74%	0.74%	0.74%	0.74%	0.74%
Total annual fund operating expenses	[1]	1.21%	1.96%	1.96%	1.46%	1.06%
[1]	Expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A, B, C, R and R4 Columbia Portfolio Builder Moderate Aggressive Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	(whether or not shares are redeemed)	691	937	1,203	1,961
Class B	(if shares are redeemed)	699	916	1,258	2,095
Class C	(if shares are redeemed)	299	616	1,058	2,290
Class R	(whether or not shares are redeemed)	149	462	798	1,751
Class R4	(whether or not shares are redeemed)	108	337	586	1,299

Expense Example, No Redemption Class A, B, C, R and R4 Columbia Portfolio Builder Moderate Aggressive Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	(if shares are not redeemed)	199	616	1,058	2,095
Class C	(if shares are not redeemed)	199	616	1,058	2,290

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is primarily managed as a “fund of funds” that seeks to achieve its objective by investing (i) in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter and may also invest (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS), and derivatives, such as futures contracts (including fixed income and index futures). Derivatives may be used for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility, including to adjust the Fund’s exposures to equity and debt markets. Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests mainly in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a moderate amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Aggressive Fund	60-70%	30-40%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).
PRINCIPAL RISKS OF INVESTING IN THE FUND
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Issuer Risk, Market Risk, Small and Mid-Sized Company Risk and Risks of Foreign Investing. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class R shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown:
  Highest return for a calendar quarter was 14.35% (quarter ended Sept. 30, 2009).
  Lowest return for a calendar quarter was -15.69% (quarter ended Dec. 31, 2008).
  Class A year-to-date return was 9.49% at March 31, 2012.

Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Average Annual Total Returns Class A, B, C, R and R4 Columbia Portfolio Builder Moderate Aggressive Fund	1 year	5 years	Since Inception	Inception Date
Class A	(7.11%)	0.31%	3.53%	Mar 4, 2004
Class A after taxes on distributions	(7.56%)	(0.75%)	2.43%	Mar 4, 2004
Class A after taxes on distributions and redemption of fund shares	(4.47%)	(0.18%)	2.54%	Mar 4, 2004
Class B	(7.00%)	0.41%	3.53%	Mar 4, 2004
Class C	(3.16%)	0.74%	3.53%	Mar 4, 2004
Class R	(1.63%)	1.31%	4.11%	Mar 4, 2004
Class R4	(1.32%)	1.73%	4.53%	Mar 4, 2004
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	(0.01%)	3.55%	Mar 4, 2004
Barclays Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.33%	Mar 4, 2004
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	(11.73%)	(4.26%)	3.91%	Mar 4, 2004
Blended Index (consists of 46% Russell 3000, 35% Barclays Index and 19% MSCI EAFE Index (Gross)) (reflects no deduction for fees, expenses or taxes)	1.15%	1.91%	4.63%	Mar 4, 2004

The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (Barclays Index) (bond benchmark) and the MSCI Europe Australasia Far East (EAFE) Index (Gross) (MSCI EAFE Index (Gross)) (international equity benchmark).

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Moderate Aggressive Fund (Moderate Aggressive Fund or the Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide the highest level of total return that is consistent with a moderate aggressive level of risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is primarily managed as a “fund of funds” that seeks to achieve its objective by investing (i) in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter and may also invest (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS), and derivatives, such as futures contracts (including fixed income and index futures). Derivatives may be used for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility, including to adjust the Fund’s exposures to equity and debt markets. Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests mainly in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a moderate amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Aggressive Fund	60-70%	30-40%	0-5%	0-5%

		Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

		By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Issuer Risk, Market Risk, Small and Mid-Sized Company Risk and Risks of Foreign Investing. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class R shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

		After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charge) has varied for each full calendar year shown.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund's average annual total returns compare to its benchmark indices as well as a blended index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower.
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown:
  Highest return for a calendar quarter was 14.35% (quarter ended Sept. 30, 2009).
  Lowest return for a calendar quarter was -15.69% (quarter ended Dec. 31, 2008).
  Class A year-to-date return was 9.49% at March 31, 2012.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (Barclays Index) (bond benchmark) and the MSCI Europe Australasia Far East (EAFE) Index (Gross) (MSCI EAFE Index (Gross)) (international equity benchmark).

		Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	691
3 years	rr_ExpenseExampleYear03	937
5 years	rr_ExpenseExampleYear05	1,203
10 years	rr_ExpenseExampleYear10	1,961
2005	rr_AnnualReturn2005	6.36%
2006	rr_AnnualReturn2006	12.76%
2007	rr_AnnualReturn2007	7.41%
2008	rr_AnnualReturn2008	(29.97%)
2009	rr_AnnualReturn2009	27.08%
2010	rr_AnnualReturn2010	14.40%
2011	rr_AnnualReturn2011	(1.47%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.69%)
1 year	rr_AverageAnnualReturnYear01	(7.11%)
5 years	rr_AverageAnnualReturnYear05	0.31%
Since inception	rr_AverageAnnualReturnSinceInception	3.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.96%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(if shares are redeemed)
1 year	rr_ExpenseExampleYear01	699
3 years	rr_ExpenseExampleYear03	916
5 years	rr_ExpenseExampleYear05	1,258
10 years	rr_ExpenseExampleYear10	2,095
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	(if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	199
3 years	rr_ExpenseExampleNoRedemptionYear03	616
5 years	rr_ExpenseExampleNoRedemptionYear05	1,058
10 years	rr_ExpenseExampleNoRedemptionYear10	2,095
1 year	rr_AverageAnnualReturnYear01	(7.00%)
5 years	rr_AverageAnnualReturnYear05	0.41%
Since inception	rr_AverageAnnualReturnSinceInception	3.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.96%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(if shares are redeemed)
1 year	rr_ExpenseExampleYear01	299
3 years	rr_ExpenseExampleYear03	616
5 years	rr_ExpenseExampleYear05	1,058
10 years	rr_ExpenseExampleYear10	2,290
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	(if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	199
3 years	rr_ExpenseExampleNoRedemptionYear03	616
5 years	rr_ExpenseExampleNoRedemptionYear05	1,058
10 years	rr_ExpenseExampleNoRedemptionYear10	2,290
1 year	rr_AverageAnnualReturnYear01	(3.16%)
5 years	rr_AverageAnnualReturnYear05	0.74%
Since inception	rr_AverageAnnualReturnSinceInception	3.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.46%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	149
3 years	rr_ExpenseExampleYear03	462
5 years	rr_ExpenseExampleYear05	798
10 years	rr_ExpenseExampleYear10	1,751
1 year	rr_AverageAnnualReturnYear01	(1.63%)
5 years	rr_AverageAnnualReturnYear05	1.31%
Since inception	rr_AverageAnnualReturnSinceInception	4.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	108
3 years	rr_ExpenseExampleYear03	337
5 years	rr_ExpenseExampleYear05	586
10 years	rr_ExpenseExampleYear10	$ 1,299
1 year	rr_AverageAnnualReturnYear01	(1.32%)
5 years	rr_AverageAnnualReturnYear05	1.73%
Since inception	rr_AverageAnnualReturnSinceInception	4.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(7.56%)
5 years	rr_AverageAnnualReturnYear05	(0.75%)
Since inception	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
after taxes on distributions and redemption of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.47%)
5 years	rr_AverageAnnualReturnYear05	(0.18%)
Since inception	rr_AverageAnnualReturnSinceInception	2.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.03%
5 years	rr_AverageAnnualReturnYear05	(0.01%)
Since inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Barclays Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(11.73%)
5 years	rr_AverageAnnualReturnYear05	(4.26%)
Since inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Blended Index (consists of 46% Russell 3000, 35% Barclays Index and 19% MSCI EAFE Index (Gross)) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.15%
5 years	rr_AverageAnnualReturnYear05	1.91%
Since inception	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004

[1]	Expense ratios have been adjusted to reflect current fees.

Class A, B, C, R and R4 | Columbia Portfolio Builder Aggressive Fund
Summary of Columbia Portfolio Builder Aggressive Fund (Aggressive Fund or the Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide the highest level of total return that is consistent with an aggressive level of risk.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, R and R4 Columbia Portfolio Builder Aggressive Fund	Class A	Class B	Class C	Class R	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C, R and R4 Columbia Portfolio Builder Aggressive Fund		Class A	Class B	Class C	Class R	Class R4
Management fees	[1]	none	none	none	none	none
Distribution and/or service (12b-1) fees	[1]	0.25%	1.00%	1.00%	0.50%	none
Other expenses	[1]	0.23%	0.23%	0.23%	0.23%	0.35%
Acquired fund fees and expenses	[1]	0.79%	0.79%	0.79%	0.79%	0.79%
Total annual fund operating expenses	[1]	1.27%	2.02%	2.02%	1.52%	1.14%
[1]	Expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, B, C, R and R4 Columbia Portfolio Builder Aggressive Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	(whether or not shares are redeemed)	624	884	1,164	1,963
Class B	(if shares are redeemed)	628	860	1,219	2,097
Class C	(if shares are redeemed)	228	560	1,019	2,293
Class R	(whether or not shares are redeemed)	78	406	758	1,753
Class R4	(whether or not shares are redeemed)	45	293	561	1,329

Expense Example, No Redemption - Class A, B, C, R and R4 Columbia Portfolio Builder Aggressive Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	(if shares are not redeemed)	128	560	1,019	2,097
Class C	(if shares are not redeemed)	128	560	1,019	2,293

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is primarily managed as a “fund of funds” that seeks to achieve its objective by investing (i) in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter and may also invest (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS) and derivatives, such as futures contracts (including fixed income and index futures). Derivatives may be used for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility, including to adjust the Fund’s exposures to equity and debt markets. Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Aggressive Fund	75-85%	15-25%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).
PRINCIPAL RISKS OF INVESTING IN THE FUND
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk—Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Market Risk, Small and Mid-Sized Company Risk and Risks of Foreign Investing. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class R shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown:
  Highest return for a calendar quarter was 16.33% (quarter ended Sept. 30, 2009).
  Lowest return for a calendar quarter was -19.00% (quarter ended Dec. 31, 2008).
  Class A year-to-date return was 11.12% at March 31, 2012.

Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2011)
Average Annual Total Returns - Class A, B, C, R and R4 Columbia Portfolio Builder Aggressive Fund	1 year	5 years	Since Inception	Inception Date
Class A	(8.58%)	(0.98%)	3.08%	Mar 4, 2004
Class A after taxes on distributions	(8.87%)	(1.93%)	2.08%	Mar 4, 2004
Class A after taxes on distributions and redemption of fund shares	(5.40%)	(1.15%)	2.27%	Mar 4, 2004
Class B	(8.49%)	(0.91%)	3.07%	Mar 4, 2004
Class C	(4.62%)	(0.57%)	3.06%	Mar 4, 2004
Class R	(3.18%)	(0.01%)	3.65%	Mar 4, 2004
Class R4	(2.77%)	0.42%	4.07%	Mar 4, 2004
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	(0.01%)	3.55%	Mar 4, 2004
Barclays Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.33%	Mar 4, 2004
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	(11.73%)	(4.26%)	3.91%	Mar 4, 2004
Blended Index (consists of 56% Russell 3000 , 20% Barclays Index and 24% MSCI EAFE Index (Gross)) (reflects no deduction for fees, expenses or taxes)	(0.61%)	0.61%	4.29%	Mar 4, 2004

The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (Barclays Index) (bond benchmark) and the MSCI Europe Australasia Far East (EAFE) Index (Gross) (MSCI EAFE Index (Gross)) (international equity benchmark) are components of the Blended Index.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Class A, B, C, R and R4 | Columbia Portfolio Builder Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Aggressive Fund (Aggressive Fund or the Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide the highest level of total return that is consistent with an aggressive level of risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is primarily managed as a “fund of funds” that seeks to achieve its objective by investing (i) in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter and may also invest (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS) and derivatives, such as futures contracts (including fixed income and index futures). Derivatives may be used for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility, including to adjust the Fund’s exposures to equity and debt markets. Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Aggressive Fund	75-85%	15-25%	0-5%	0-5%

		Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk—Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

		By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Market Risk, Small and Mid-Sized Company Risk and Risks of Foreign Investing. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class R shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

		After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower.
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown:
  Highest return for a calendar quarter was 16.33% (quarter ended Sept. 30, 2009).
  Lowest return for a calendar quarter was -19.00% (quarter ended Dec. 31, 2008).
  Class A year-to-date return was 11.12% at March 31, 2012.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (Barclays Index) (bond benchmark) and the MSCI Europe Australasia Far East (EAFE) Index (Gross) (MSCI EAFE Index (Gross)) (international equity benchmark) are components of the Blended Index.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Class A, B, C, R and R4 | Columbia Portfolio Builder Aggressive Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	624
3 years	rr_ExpenseExampleYear03	884
5 years	rr_ExpenseExampleYear05	1,164
10 years	rr_ExpenseExampleYear10	1,963
2005	rr_AnnualReturn2005	7.71%
2006	rr_AnnualReturn2006	14.72%
2007	rr_AnnualReturn2007	7.46%
2008	rr_AnnualReturn2008	(35.62%)
2009	rr_AnnualReturn2009	29.82%
2010	rr_AnnualReturn2010	15.90%
2011	rr_AnnualReturn2011	(3.00%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.00%)
1 year	rr_AverageAnnualReturnYear01	(8.58%)
5 years	rr_AverageAnnualReturnYear05	(0.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Columbia Portfolio Builder Aggressive Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.02%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(if shares are redeemed)
1 year	rr_ExpenseExampleYear01	628
3 years	rr_ExpenseExampleYear03	860
5 years	rr_ExpenseExampleYear05	1,219
10 years	rr_ExpenseExampleYear10	2,097
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	(if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	128
3 years	rr_ExpenseExampleNoRedemptionYear03	560
5 years	rr_ExpenseExampleNoRedemptionYear05	1,019
10 years	rr_ExpenseExampleNoRedemptionYear10	2,097
1 year	rr_AverageAnnualReturnYear01	(8.49%)
5 years	rr_AverageAnnualReturnYear05	(0.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Columbia Portfolio Builder Aggressive Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.02%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(if shares are redeemed)
1 year	rr_ExpenseExampleYear01	228
3 years	rr_ExpenseExampleYear03	560
5 years	rr_ExpenseExampleYear05	1,019
10 years	rr_ExpenseExampleYear10	2,293
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	(if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	128
3 years	rr_ExpenseExampleNoRedemptionYear03	560
5 years	rr_ExpenseExampleNoRedemptionYear05	1,019
10 years	rr_ExpenseExampleNoRedemptionYear10	2,293
1 year	rr_AverageAnnualReturnYear01	(4.62%)
5 years	rr_AverageAnnualReturnYear05	(0.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Columbia Portfolio Builder Aggressive Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.52%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	406
5 years	rr_ExpenseExampleYear05	758
10 years	rr_ExpenseExampleYear10	1,753
1 year	rr_AverageAnnualReturnYear01	(3.18%)
5 years	rr_AverageAnnualReturnYear05	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Columbia Portfolio Builder Aggressive Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	(whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	45
3 years	rr_ExpenseExampleYear03	293
5 years	rr_ExpenseExampleYear05	561
10 years	rr_ExpenseExampleYear10	1,329
1 year	rr_AverageAnnualReturnYear01	(2.77%)
5 years	rr_AverageAnnualReturnYear05	0.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | after taxes on distributions | Columbia Portfolio Builder Aggressive Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(8.87%)
5 years	rr_AverageAnnualReturnYear05	(1.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Aggressive Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.40%)
5 years	rr_AverageAnnualReturnYear05	(1.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Russell 3000 Index (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.03%
5 years	rr_AverageAnnualReturnYear05	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Barclays Index (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(11.73%)
5 years	rr_AverageAnnualReturnYear05	(4.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, R and R4 | Blended Index (consists of 56% Russell 3000 , 20% Barclays Index and 24% MSCI EAFE Index (Gross)) (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.61%)
5 years	rr_AverageAnnualReturnYear05	0.61%
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004

[1]	Expense ratios have been adjusted to reflect current fees.

Class Z | Columbia Portfolio Builder Conservative Fund
Summary of Columbia Portfolio Builder Conservative Fund (Conservative Fund or the Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide the highest level of total return that is consistent with a conservative level of risk.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Z Columbia Portfolio Builder Conservative Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Z Columbia Portfolio Builder Conservative Fund
Management fees	[1]	none
Distribution and/or service (12b-1) fees	[1]	none
Other expenses	[1]	0.24%
Acquired fund fees and expenses	[1]	0.57%
Total annual fund operating expenses	[1]	0.81%
[1]	Expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 year	3 years	5 years	10 years
Class Z Columbia Portfolio Builder Conservative Fund	83	259	450	1,006

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is primarily managed as a “fund of funds” that seeks to achieve its objective by investing (i) in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter and may also invest (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS), and derivatives, such as futures contracts (including fixed income and index futures). Derivatives may be used for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility, including to adjust the Fund’s exposures to equity and debt markets. Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests mainly in underlying funds that invest in fixed income securities, including TIPs, treasury bonds and notes, mortgage securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Conservative Fund	15-25%	65-80%	0-15%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).
PRINCIPAL RISKS OF INVESTING IN THE FUND
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.
By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Small Cap Company Risk. Investments in small capitalization (small cap) companies often involve greater risks than investments in larger, more established companies because small cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger capitalization companies.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date. Except for differences in expenses and sales charges, this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
CLASS Z ANNUAL TOTAL RETURNS

(calendar year)
During the periods shown:
  Highest return for a calendar quarter was 7.55% (quarter ended Sept. 30, 2009).
  Lowest return for a calendar quarter was -5.93% (quarter ended Dec. 31, 2008).
  Class Z year-to-date return was 4.05% at March 31, 2012.

Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Average Annual Total Returns - Class Z	1 year	5 years	Since Inception		Inception Date
Columbia Portfolio Builder Conservative Fund	2.86%	3.91%	4.25%		Mar 4, 2004
Columbia Portfolio Builder Conservative Fund after taxes on distributions	1.58%	2.65%	3.02%		Mar 4, 2004
Columbia Portfolio Builder Conservative Fund after taxes on distributions and redemption of fund shares	2.43%	2.71%	3.01%		Mar 4, 2004
Columbia Portfolio Builder Conservative Fund Barclays Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.33%		Mar 4, 2004
Columbia Portfolio Builder Conservative Fund Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	(0.01%)	3.55%		Mar 4, 2004
Columbia Portfolio Builder Conservative Fund Citigroup Index (reflects no deduction for fees, expenses or taxes)	0.08%	1.36%	1.99%	[1]	Feb 29, 2004
Columbia Portfolio Builder Conservative Fund MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	(11.73%)	(4.26%)	3.91%		Mar 4, 2004
Columbia Portfolio Builder Conservative Fund Blended Index (consists of 70% Barclays Index, 14% Russell 3000, 10% Citigroup Index and 6% MSCI EAFE Index (Gross)) (reflects no deduction for fees, expenses or taxes)	5.08%	4.74%	4.92%	[1]	Feb 29, 2004
[1]	Returnfrom 2/29/04

The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (Barclays Index) (bond benchmark), the MSCI Europe Australasia Far East (EAFE) Index (Gross) (MSCI EAFE Index (Gross)) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Class Z | Columbia Portfolio Builder Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Conservative Fund (Conservative Fund or the Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide the highest level of total return that is consistent with a conservative level of risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is primarily managed as a “fund of funds” that seeks to achieve its objective by investing (i) in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter and may also invest (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS), and derivatives, such as futures contracts (including fixed income and index futures). Derivatives may be used for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility, including to adjust the Fund’s exposures to equity and debt markets. Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests mainly in underlying funds that invest in fixed income securities, including TIPs, treasury bonds and notes, mortgage securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Conservative Fund	15-25%	65-80%	0-15%	0-5%

		Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.
By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

		Small Cap Company Risk. Investments in small capitalization (small cap) companies often involve greater risks than investments in larger, more established companies because small cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger capitalization companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date. Except for differences in expenses and sales charges, this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

		After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark indices as well as a blended index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS Z ANNUAL TOTAL RETURNS
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown:
  Highest return for a calendar quarter was 7.55% (quarter ended Sept. 30, 2009).
  Lowest return for a calendar quarter was -5.93% (quarter ended Dec. 31, 2008).
  Class Z year-to-date return was 4.05% at March 31, 2012.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (Barclays Index) (bond benchmark), the MSCI Europe Australasia Far East (EAFE) Index (Gross) (MSCI EAFE Index (Gross)) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

		Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Class Z | Columbia Portfolio Builder Conservative Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%	[1]
1 year	rr_ExpenseExampleYear01	83
3 years	rr_ExpenseExampleYear03	259
5 years	rr_ExpenseExampleYear05	450
10 years	rr_ExpenseExampleYear10	1,006
2005	rr_AnnualReturn2005	3.25%
2006	rr_AnnualReturn2006	6.39%
2007	rr_AnnualReturn2007	6.17%
2008	rr_AnnualReturn2008	(11.91%)
2009	rr_AnnualReturn2009	15.86%
2010	rr_AnnualReturn2010	8.70%
2011	rr_AnnualReturn2011	2.86%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.93%)
1 year	rr_AverageAnnualReturnYear01	2.86%
5 years	rr_AverageAnnualReturnYear05	3.91%
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | after taxes on distributions | Columbia Portfolio Builder Conservative Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.58%
5 years	rr_AverageAnnualReturnYear05	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Conservative Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.43%
5 years	rr_AverageAnnualReturnYear05	2.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | Barclays Index (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | Russell 3000 Index (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.03%
5 years	rr_AverageAnnualReturnYear05	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | Citigroup Index (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.08%
5 years	rr_AverageAnnualReturnYear05	1.36%
Since Inception	rr_AverageAnnualReturnSinceInception	1.99%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2004
Class Z | MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(11.73%)
5 years	rr_AverageAnnualReturnYear05	(4.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | Blended Index (consists of 70% Barclays Index, 14% Russell 3000, 10% Citigroup Index and 6% MSCI EAFE Index (Gross)) (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.08%
5 years	rr_AverageAnnualReturnYear05	4.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.92%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2004

[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Returnfrom 2/29/04

Class Z | Columbia Portfolio Builder Moderate Conservative Fund
Summary of Columbia Portfolio Builder Moderate Conservative Fund (Moderate Conservative Fund or the Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide the highest level of total return that is consistent with a moderate conservative level of risk.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Z Columbia Portfolio Builder Moderate Conservative Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Z Columbia Portfolio Builder Moderate Conservative Fund
Management fees	[1]	none
Distribution and/or service (12b-1) fees	[1]	none
Other expenses	[1]	0.19%
Acquired fund fees and expenses	[1]	0.64%
Total annual fund operating expenses	[1]	0.83%
[1]	Expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 year	3 years	5 years	10 years
Class Z Columbia Portfolio Builder Moderate Conservative Fund	85	265	461	1,029

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is primarily managed as a “fund of funds” that seeks to achieve its objective by investing (i) in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter and may also invest (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS), and derivatives, such as futures contracts (including fixed income and index futures). Derivatives may be used for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility, including to adjust the Fund’s exposures to equity and debt markets. Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests mainly in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and also invests a moderate amount in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Conservative Fund	30-40%	55-65%	0-10%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).
PRINCIPAL RISKS OF INVESTING IN THE FUND
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date. Except for differences in expenses and sales charges, this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
CLASS Z ANNUAL TOTAL RETURNS

(calendar year)
During the periods shown:
  Highest return for a calendar quarter was 10.04% (quarter ended Sept. 30, 2009).
  Lowest return for a calendar quarter was -9.13% (quarter ended Dec. 31, 2008).
  Class Z year-to-date return was 5.79% at March 31, 2012.

Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Average Annual Total Returns - Class Z	1 year	5 years	Since inception		Inception Date
Columbia Portfolio Builder Moderate Conservative Fund	2.73%	3.73%	4.80%		Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund after taxes on distributions	1.76%	2.49%	3.54%		Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund after taxes on distributions and redemption of fund shares	1.93%	2.56%	3.48%		Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund Barclays Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.33%		Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	(0.01%)	3.55%		Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	(11.73%)	(4.26%)	3.91%		Mar 4, 2004
Columbia Portfolio Builder Moderate Conservative Fund Citigroup Index (reflects no deduction for fees, expenses or taxes)	0.08%	1.36%	1.99%	[1]	Feb 29, 2004
Columbia Portfolio Builder Moderate Conservative Fund Blended Index (consists of 60% Barclays Index, 25% Russell 3000, 10% MSCI EAFE Index (Gross) and 5% Citigroup Index) (reflects no deduction for fees, expenses or taxes)	4.00%	3.98%	4.96%	[1]	Feb 29, 2004
[1]	Return from 2/29/04

The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (Barclays Index) (bond benchmark), the MSCI Europe Australasia Far East (EAFE) Index (Gross) (MSCI EAFE Index (Gross)) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Class Z | Columbia Portfolio Builder Moderate Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Moderate Conservative Fund (Moderate Conservative Fund or the Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide the highest level of total return that is consistent with a moderate conservative level of risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is primarily managed as a “fund of funds” that seeks to achieve its objective by investing (i) in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter and may also invest (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS), and derivatives, such as futures contracts (including fixed income and index futures). Derivatives may be used for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility, including to adjust the Fund’s exposures to equity and debt markets. Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests mainly in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and also invests a moderate amount in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Conservative Fund	30-40%	55-65%	0-10%	0-5%

		Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

		By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date. Except for differences in expenses and sales charges, this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

		After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark indices as well as a blended index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS Z ANNUAL TOTAL RETURNS
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown:
  Highest return for a calendar quarter was 10.04% (quarter ended Sept. 30, 2009).
  Lowest return for a calendar quarter was -9.13% (quarter ended Dec. 31, 2008).
  Class Z year-to-date return was 5.79% at March 31, 2012.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (Barclays Index) (bond benchmark), the MSCI Europe Australasia Far East (EAFE) Index (Gross) (MSCI EAFE Index (Gross)) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

		Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Class Z | Columbia Portfolio Builder Moderate Conservative Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%	[1]
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	265
5 years	rr_ExpenseExampleYear05	461
10 years	rr_ExpenseExampleYear10	1,029
2005	rr_AnnualReturn2005	4.07%
2006	rr_AnnualReturn2006	9.00%
2007	rr_AnnualReturn2007	6.70%
2008	rr_AnnualReturn2008	(18.31%)
2009	rr_AnnualReturn2009	20.46%
2010	rr_AnnualReturn2010	11.36%
2011	rr_AnnualReturn2011	2.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.13%)
1 year	rr_AverageAnnualReturnYear01	2.73%
5 years	rr_AverageAnnualReturnYear05	3.73%
Since inception	rr_AverageAnnualReturnSinceInception	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | after taxes on distributions | Columbia Portfolio Builder Moderate Conservative Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.76%
5 years	rr_AverageAnnualReturnYear05	2.49%
Since inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Moderate Conservative Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.93%
5 years	rr_AverageAnnualReturnYear05	2.56%
Since inception	rr_AverageAnnualReturnSinceInception	3.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | Barclays Index (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | Russell 3000 Index (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.03%
5 years	rr_AverageAnnualReturnYear05	(0.01%)
Since inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(11.73%)
5 years	rr_AverageAnnualReturnYear05	(4.26%)
Since inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | Citigroup Index (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.08%
5 years	rr_AverageAnnualReturnYear05	1.36%
Since inception	rr_AverageAnnualReturnSinceInception	1.99%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2004
Class Z | Blended Index (consists of 60% Barclays Index, 25% Russell 3000, 10% MSCI EAFE Index (Gross) and 5% Citigroup Index) (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.00%
5 years	rr_AverageAnnualReturnYear05	3.98%
Since inception	rr_AverageAnnualReturnSinceInception	4.96%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2004

[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Return from 2/29/04

Class Z | Columbia Portfolio Builder Moderate Fund
Summary of Columbia Portfolio Builder Moderate Fund (Moderate Fund or the Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide the highest level of total return that is consistent with a moderate level of risk.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Z Columbia Portfolio Builder Moderate Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Z Columbia Portfolio Builder Moderate Fund
Management fees	[1]	none
Distribution and/or service (12b-1) fees	[1]	none
Other expenses	[1]	0.18%
Acquired fund fees and expenses	[1]	0.69%
Total annual fund operating expenses	[1]	0.87%
[1]	Expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 year	3 years	5 years	10 years
Class Z Columbia Portfolio Builder Moderate Fund	27	217	423	1,021

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is primarily managed as a “fund of funds” that seeks to achieve its objective by investing (i) in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter and may also invest (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS), and derivatives, such as futures contracts (including fixed income and index futures). Derivatives may be used for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility, including to adjust the Fund’s exposures to equity and debt markets. Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests in a balance of underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Fund	45-55%	45-55%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).
PRINCIPAL RISKS OF INVESTING IN THE FUND
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Fund intends to invest its assets in a balance of equity and fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Small and Mid-Sized Company Risk and Risks of Foreign Investing. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date. Except for differences in expenses and sales charges, this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and lsocal taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
CLASS Z ANNUAL TOTAL RETURNS

(calendar year)
During the periods shown:
  Highest return for a calendar quarter was 12.51% (quarter ended June 30, 2009).
  Lowest return for a calendar quarter was –12.52% (quarter ended Dec. 31, 2008).
  Class Z year-to-date return was 7.60% at March 31, 2012.

Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Average Annual Total Returns - Class Z	1 year	5 years	Since inception	Inception Date
Columbia Portfolio Builder Moderate Fund	0.73%	2.87%	4.85%	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund after taxes on distributions	(0.08%)	1.67%	3.62%	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund after taxes on distributions and redemption of fund shares	0.62%	1.87%	3.57%	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund Barclays Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.33%	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	(0.01%)	3.55%	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	(11.73%)	(4.26%)	3.91%	Mar 4, 2004
Columbia Portfolio Builder Moderate Fund Blended Index (consists of 50% Barclays Index, 35% Russell 3000 and 15% MSCI EAFE Index (Gross)) (reflects no deduction for fees, expenses or taxes)	2.72%	3.10%	4.91%	Mar 4, 2004

The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (Barclays Index) (bond benchmark) and the MSCI Europe Australasia Far East (EAFE) Index (Gross) (MSCI EAFE Index (Gross)) (international equity benchmark) are components of the Blended Index.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Class Z | Columbia Portfolio Builder Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Moderate Fund (Moderate Fund or the Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide the highest level of total return that is consistent with a moderate level of risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is primarily managed as a “fund of funds” that seeks to achieve its objective by investing (i) in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter and may also invest (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS), and derivatives, such as futures contracts (including fixed income and index futures). Derivatives may be used for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility, including to adjust the Fund’s exposures to equity and debt markets. Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests in a balance of underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Fund	45-55%	45-55%	0-5%	0-5%

		Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

		By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Fund intends to invest its assets in a balance of equity and fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Small and Mid-Sized Company Risk and Risks of Foreign Investing. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date. Except for differences in expenses and sales charges, this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

		After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and lsocal taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark indices as well as a blended index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS Z ANNUAL TOTAL RETURNS
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown:
  Highest return for a calendar quarter was 12.51% (quarter ended June 30, 2009).
  Lowest return for a calendar quarter was –12.52% (quarter ended Dec. 31, 2008).
  Class Z year-to-date return was 7.60% at March 31, 2012.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and lsocal taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (Barclays Index) (bond benchmark) and the MSCI Europe Australasia Far East (EAFE) Index (Gross) (MSCI EAFE Index (Gross)) (international equity benchmark) are components of the Blended Index.

		Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Class Z | Columbia Portfolio Builder Moderate Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%	[1]
1 year	rr_ExpenseExampleYear01	27
3 years	rr_ExpenseExampleYear03	217
5 years	rr_ExpenseExampleYear05	423
10 years	rr_ExpenseExampleYear10	1,021
2005	rr_AnnualReturn2005	5.36%
2006	rr_AnnualReturn2006	11.24%
2007	rr_AnnualReturn2007	6.96%
2008	rr_AnnualReturn2008	(24.39%)
2009	rr_AnnualReturn2009	24.89%
2010	rr_AnnualReturn2010	13.21%
2011	rr_AnnualReturn2011	0.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.52%)
1 year	rr_AverageAnnualReturnYear01	0.73%
5 years	rr_AverageAnnualReturnYear05	2.87%
Since inception	rr_AverageAnnualReturnSinceInception	4.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | after taxes on distributions | Columbia Portfolio Builder Moderate Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.08%)
5 years	rr_AverageAnnualReturnYear05	1.67%
Since inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Moderate Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.62%
5 years	rr_AverageAnnualReturnYear05	1.87%
Since inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | Barclays Index (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | Russell 3000 Index (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.03%
5 years	rr_AverageAnnualReturnYear05	(0.01%)
Since inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(11.73%)
5 years	rr_AverageAnnualReturnYear05	(4.26%)
Since inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | Blended Index (consists of 50% Barclays Index, 35% Russell 3000 and 15% MSCI EAFE Index (Gross)) (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.72%
5 years	rr_AverageAnnualReturnYear05	3.10%
Since inception	rr_AverageAnnualReturnSinceInception	4.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004

[1]	Expense ratios have been adjusted to reflect current fees.

Class Z | Columbia Portfolio Builder Moderate Aggressive Fund
Summary of Columbia Portfolio Builder Moderate Aggressive Fund (Moderate Aggressive Fund or the Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide the highest level of total return that is consistent with a moderate aggressive level of risk.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Z Columbia Portfolio Builder Moderate Aggressive Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Z Columbia Portfolio Builder Moderate Aggressive Fund
Management fees	[1]	none
Distribution and/or service (12b-1) fees	[1]	none
Other expenses	[1]	0.22%
Acquired fund fees and expenses	[1]	0.74%
Total annual fund operating expenses	[1]	0.96%
[1]	Expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 year	3 years	5 years	10 years
Class Z Columbia Portfolio Builder Moderate Aggressive Fund	98	306	532	1,183

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is primarily managed as a “fund of funds” that seeks to achieve its objective by investing (i) in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter and may also invest (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS), and derivatives, such as futures contracts (including fixed income and index futures). Derivatives may be used for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility, including to adjust the Fund’s exposures to equity and debt markets. Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests mainly in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a moderate amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Aggressive Fund	60-70%	30-40%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).
PRINCIPAL RISKS OF INVESTING IN THE FUND
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Issuer Risk, Market Risk, Small and Mid-Sized Company Risk and Risks of Foreign Investing. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date. Except for differences in expenses and sales charges, this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
CLASS Z ANNUAL TOTAL RETURNS

During the periods shown:
  Highest return for a calendar quarter was 14.35% (quarter ended Sept. 30, 2009).
  Lowest return for a calendar quarter was -15.69% (quarter ended Dec. 31, 2008).
  Class A year-to-date return was 9.56% at March 31, 2012.

Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Average Annual Total Returns - Class Z	1 year	5 years	Since inception	Inception Date
Columbia Portfolio Builder Moderate Aggressive Fund	(1.17%)	1.58%	4.36%	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund after taxes on distributions	(1.73%)	0.50%	3.24%	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund after taxes on distributions and redemption of fund shares	(0.57%)	0.90%	3.26%	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	(0.01%)	3.55%	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund Barclays Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.33%	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	(11.73%)	(4.26%)	3.91%	Mar 4, 2004
Columbia Portfolio Builder Moderate Aggressive Fund Blended Index (consists of 46% Russell 3000, 35% Barclays Index and 19% MSCI EAFE Index (Gross)) (reflects no deduction for fees, expenses or taxes)	1.15%	1.91%	4.63%	Mar 4, 2004

The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (Barclays Index) (bond benchmark) and the MSCI Europe Australasia Far East (EAFE) Index (Gross) (MSCI EAFE Index (Gross)) (international equity benchmark).

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Class Z | Columbia Portfolio Builder Moderate Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Moderate Aggressive Fund (Moderate Aggressive Fund or the Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide the highest level of total return that is consistent with a moderate aggressive level of risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is primarily managed as a “fund of funds” that seeks to achieve its objective by investing (i) in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter and may also invest (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS), and derivatives, such as futures contracts (including fixed income and index futures). Derivatives may be used for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility, including to adjust the Fund’s exposures to equity and debt markets. Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests mainly in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a moderate amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Aggressive Fund	60-70%	30-40%	0-5%	0-5%

		Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

		By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Issuer Risk, Market Risk, Small and Mid-Sized Company Risk and Risks of Foreign Investing. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date. Except for differences in expenses and sales charges, this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

		After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark indices as well as a blended index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS Z ANNUAL TOTAL RETURNS
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown:
  Highest return for a calendar quarter was 14.35% (quarter ended Sept. 30, 2009).
  Lowest return for a calendar quarter was -15.69% (quarter ended Dec. 31, 2008).
  Class A year-to-date return was 9.56% at March 31, 2012.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (Barclays Index) (bond benchmark) and the MSCI Europe Australasia Far East (EAFE) Index (Gross) (MSCI EAFE Index (Gross)) (international equity benchmark).

		Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Class Z | Columbia Portfolio Builder Moderate Aggressive Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%	[1]
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	532
10 years	rr_ExpenseExampleYear10	1,183
2005	rr_AnnualReturn2005	6.36%
2006	rr_AnnualReturn2006	12.76%
2007	rr_AnnualReturn2007	7.41%
2008	rr_AnnualReturn2008	(29.97%)
2009	rr_AnnualReturn2009	27.08%
2010	rr_AnnualReturn2010	14.49%
2011	rr_AnnualReturn2011	(1.17%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.69%)
1 year	rr_AverageAnnualReturnYear01	(1.17%)
5 years	rr_AverageAnnualReturnYear05	1.58%
Since inception	rr_AverageAnnualReturnSinceInception	4.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | after taxes on distributions | Columbia Portfolio Builder Moderate Aggressive Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.73%)
5 years	rr_AverageAnnualReturnYear05	0.50%
Since inception	rr_AverageAnnualReturnSinceInception	3.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Moderate Aggressive Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.57%)
5 years	rr_AverageAnnualReturnYear05	0.90%
Since inception	rr_AverageAnnualReturnSinceInception	3.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | Russell 3000 Index (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.03%
5 years	rr_AverageAnnualReturnYear05	(0.01%)
Since inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | Barclays Index (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(11.73%)
5 years	rr_AverageAnnualReturnYear05	(4.26%)
Since inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | Blended Index (consists of 46% Russell 3000, 35% Barclays Index and 19% MSCI EAFE Index (Gross)) (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.15%
5 years	rr_AverageAnnualReturnYear05	1.91%
Since inception	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004

[1]	Expense ratios have been adjusted to reflect current fees.

Class Z | Columbia Portfolio Builder Aggressive Fund
Summary of Columbia Portfolio Builder Aggressive Fund (Aggressive Fund or the Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide the highest level of total return that is consistent with an aggressive level of risk.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Z Columbia Portfolio Builder Aggressive Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Z Columbia Portfolio Builder Aggressive Fund
Management fees	[1]	none
Distribution and/or service (12b-1) fees	[1]	none
Other expenses	[1]	0.23%
Acquired fund fees and expenses	[1]	0.79%
Total annual fund operating expenses	[1]	1.02%
[1]	Expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 year	3 years	5 years	10 years
Class Z Columbia Portfolio Builder Aggressive Fund	27	249	490	1,184

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is primarily managed as a “fund of funds” that seeks to achieve its objective by investing (i) in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter and may also invest (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS) and derivatives, such as futures contracts (including fixed income and index futures). Derivatives may be used for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility, including to adjust the Fund’s exposures to equity and debt markets. Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Aggressive Fund	75-85%	15-25%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).
PRINCIPAL RISKS OF INVESTING IN THE FUND
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk—Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Market Risk, Small and Mid-Sized Company Risk and Risks of Foreign Investing. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date. Except for differences in expenses and sales charges, this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
CLASS Z ANNUAL TOTAL RETURNS

(calendar year)
During the periods shown:
  Highest return for a calendar quarter was 16.33% (quarter ended Sept. 30, 2009).
  Lowest return for a calendar quarter was –19.00% (quarter ended Dec. 31, 2008).
  Class Z year-to-date return was 11.16% at March 31, 2012.

Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Average Annual Total Returns - Class Z	1 year	5 years	10 Years	Inception Date
Columbia Portfolio Builder Aggressive Fund	(2.70%)	0.27%	3.91%	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund after taxes on distributions	(3.07%)	(0.78%)	2.85%	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund after taxes on distributions and redemption of fund shares	(1.52%)	(0.15%)	2.95%	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	(0.01%)	3.55%	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund Barclays Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.33%	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	(11.73%)	(4.26%)	3.91%	Mar 4, 2004
Columbia Portfolio Builder Aggressive Fund Blended Index (consists of 56% Russell 3000, 20% Barclays Index and 24% MSCI EAFE Index (Gross)) (reflects no deduction for fees, expenses or taxes)	(0.61%)	0.61%	4.29%	Mar 4, 2004

The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (Barclays Index) (bond benchmark) and the MSCI Europe Australasia Far East (EAFE) Index (Gross) (MSCI EAFE Index (Gross)) (international equity benchmark are components of the Blended Index.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Class Z | Columbia Portfolio Builder Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Aggressive Fund (Aggressive Fund or the Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide the highest level of total return that is consistent with an aggressive level of risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is primarily managed as a “fund of funds” that seeks to achieve its objective by investing (i) in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter and may also invest (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS) and derivatives, such as futures contracts (including fixed income and index futures). Derivatives may be used for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility, including to adjust the Fund’s exposures to equity and debt markets. Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Aggressive Fund	75-85%	15-25%	0-5%	0-5%

		Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk—Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

		By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Market Risk, Small and Mid-Sized Company Risk and Risks of Foreign Investing. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date. Except for differences in expenses and sales charges, this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

		After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark indices as well as a blended index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS Z ANNUAL TOTAL RETURNS
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown:
  Highest return for a calendar quarter was 16.33% (quarter ended Sept. 30, 2009).
  Lowest return for a calendar quarter was –19.00% (quarter ended Dec. 31, 2008).
  Class Z year-to-date return was 11.16% at March 31, 2012.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (Barclays Index) (bond benchmark) and the MSCI Europe Australasia Far East (EAFE) Index (Gross) (MSCI EAFE Index (Gross)) (international equity benchmark are components of the Blended Index.

		Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Class Z | Columbia Portfolio Builder Aggressive Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%	[1]
1 year	rr_ExpenseExampleYear01	27
3 years	rr_ExpenseExampleYear03	249
5 years	rr_ExpenseExampleYear05	490
10 years	rr_ExpenseExampleYear10	1,184
2005	rr_AnnualReturn2005	7.71%
2006	rr_AnnualReturn2006	14.72%
2007	rr_AnnualReturn2007	7.46%
2008	rr_AnnualReturn2008	(35.62%)
2009	rr_AnnualReturn2009	29.82%
2010	rr_AnnualReturn2010	15.98%
2011	rr_AnnualReturn2011	(2.70%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.00%)
1 year	rr_AverageAnnualReturnYear01	(2.70%)
5 years	rr_AverageAnnualReturnYear05	0.27%
10 Years	rr_AverageAnnualReturnYear10	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | Columbia Portfolio Builder Aggressive Fund | after taxes on distributions | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.07%)
5 years	rr_AverageAnnualReturnYear05	(0.78%)
10 Years	rr_AverageAnnualReturnYear10	2.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | Columbia Portfolio Builder Aggressive Fund | after taxes on distributions and redemption of fund shares | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.52%)
5 years	rr_AverageAnnualReturnYear05	(0.15%)
10 Years	rr_AverageAnnualReturnYear10	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | Columbia Portfolio Builder Aggressive Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.03%
5 years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | Columbia Portfolio Builder Aggressive Fund | Barclays Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | Columbia Portfolio Builder Aggressive Fund | MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(11.73%)
5 years	rr_AverageAnnualReturnYear05	(4.26%)
10 Years	rr_AverageAnnualReturnYear10	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class Z | Columbia Portfolio Builder Aggressive Fund | Blended Index (consists of 56% Russell 3000, 20% Barclays Index and 24% MSCI EAFE Index (Gross)) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.61%)
5 years	rr_AverageAnnualReturnYear05	0.61%
10 Years	rr_AverageAnnualReturnYear10	4.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004

[1]	Expense ratios have been adjusted to reflect current fees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Document Creation Date	dei_DocumentCreationDate	May 29, 2012